Finance costs	9 Months Ended
Jun. 30, 2025
Finance costs
Finance costs
11.	Finance costs

During the three and nine-month periods ended June 30, 2025 and 2024, the Company incurred both cash and non-cash finance costs. The following table shows the split as included on the statement of earnings.

	Three months period ended						Nine months period ended
	30-June-25			30-June-24			30-June-25			30-June-24
	Cash	Non-Cash	Total	Cash	Non-Cash	Total	Cash	Non-Cash	Total	Cash	Non-Cash	Total
Working capital facility	343	14	357	557	-	557	1373	69	1,442	1,703	-	1,703
Shares issued	-	-	-	-	-	-	-	-	-	-	199	199
Promissory notes	-	-	-	-	18	18	-	17	17	-	55	55
Interest on VTB loan (note 10)	-	-	-	24	13	37	16	-	16	72	43	115
Lease interest (note 12)	69	-	69	85	-	85	214	-	214	266	-	266
Equity issuance cost	-	1	1	120	-	120	18	32	50	339	-	339
Changes in FV of derivative warrants	-	138	138	-	(331)	(331)	-	96	96	-	(895)	(895)
Accretion on government payable	-	26	26	-	(130)	(130)	-	90	90	-	128	128
	412	179	591	786	(430)	356	1,621	304	1,925	2,380	(470)	1,910